Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	Shorter of lease terms and estimated useful lives
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimate useful life	4 years
Produced educational content [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimate useful life	5 years
Licensed copyrights [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	Shorter of the licensed period or projected useful life of the content
Minimum [Member] | Fixture and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimate useful life	3 years
Minimum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimate useful life	3 years
Maximum [Member] | Fixture and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimate useful life	10 years
Maximum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimate useful life	5 years